Financial instruments - fair values and risk management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management
Schedule of financial assets

	June 30, 2023	December 31, 2022
Financial assets at amortized cost
Trade receivables	37,001	41,874
Cash	68,581	86,774
Loans receivable	478	3,834
Other investments – current	54,433	35,547
Total	160,493	168,029

	June 30, 2023	December 31, 2022
Financial assets measured at fair value
Other investments – current – fair value through profit or loss	14,875	14,818
Other investments – non-current – fair value through other comprehensive income	3,092	2,969
Other investments – non-current – fair value through profit or loss	15,441	14,934
Total	33,408	32,721

	December 31,	December 31,
	2022	2021
Financial assets at amortized cost
Trade receivables	41,874	41,675
Cash and cash equivalents	86,774	142,802
Loans receivable	3,834	123
Other investments - current	35,547	—
Total	168,029	184,600

	December 31,	December 31,
	2022	2021
Financial assets measured at fair value
Other investments - current - fair value through profit or loss	14,818	—
Other investments - non-current - fair value through other comprehensive income	2,969	—
Other investments - non-current - fair value through profit or loss	14,934	—
Total	32,721	—

Schedule of financial liabilities

	June 30, 2023	December 31, 2022
Financial liabilities not measured at fair value
Trade and other payables	28,253	30,521
Total	28,253	30,521

	June 30, 2023	December 31, 2022
Financial liabilities measured at fair value
Put option liability	28,245	27,475
Share warrant obligations	2,430	13,035
Other non-current liabilities	70	577
Total	30,745	41,087

	December 31,	December 31,
	2022	2021
Financial liabilities not measured at fair value
Trade and other payables	30,521	26,573
Total	30,521	26,573

	December 31,	December 31,
	2022	2021
Financial liabilities measured at fair value
Put option liability	27,475	—
Share warrant obligation	13,035	22,029
Other non-current liabilities	577	—
Total	41,087	22,029

Schedule of maximum exposure to credit risk at the reporting date

	June 30, 2023	December 31, 2022
Loans receivables	478	3,834
Trade receivables	37,001	41,874
Cash	68,581	86,774
Other investments - current	69,308	50,365
Other investments - non-current	15,441	17,903

	December 31,	December 31,
	2022	2021
Loan receivables	3,834	123
Trade receivables	41,874	41,675
Cash and cash equivalents	86,774	142,802
Other investments - current	50,365	—
Other investments - non-current	17,903	—

Schedule of contractual maturities of financial liabilities

June 30, 2023	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	881	894	61	722	111
Trade and other payables	28,253	28,253	28,253	—	—
	29,134	29,147	28,314	722	111

June 30, 2023	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	2,430	—	—	—	2,430
Put option liability	28,245	—	—	21,560	6,685
	30,675	0	0	21,560	9,115

December 31, 2022	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,187	1,183	309	437	437
Trade and other payables	30,521	30,521	30,521	—	—
	31,708	31,704	30,830	437	437

December 31, 2022	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	13,035	—	—	—	13,035
Put option liability	27,475	—	—	—	27,475
	40,510	—	—	—	40,510

	Carrying	Contractual	3 months	Between	Between
December 31, 2022	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,187	1,183	309	437	437
Trade and other payables	30,521	30,521	30,521	—	—
	31,708	31,704	30,830	437	437

	Carrying	Contractual	3 months	Between	Between
December 31, 2021	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

Schedule of exposure to foreign currency risk

June 30, 2023	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge
Assets
Loans receivable	4,309	—	19	—
Trade and other receivables	10,217	—	—	—
Cash	19,749	92	61	161
	34,275	92	80	161
Liabilities
Lease liabilities	(734)	—	(95)	—
Trade and other payables	(7,099)	—	(2,210)	(207)
	(7,833)	—	(2,305)	(207)
Net exposure	26,442	92	(2,225)	(46)

December 31, 2022	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge
Assets
Loans receivable	476	—	39	—
Trade and other receivables	9,411	—	—	—
Cash	17,057	1,078	26	95
	26,944	1,078	65	95
Liabilities
Lease liabilities	(1,053)	—	(134)	—
Trade and other payables	(8,017)	—	(614)	(33)
	(9,070)	—	(748)	(33)
Net exposure	17,874	1,078	(683)	62

December 31, 2022	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge
Assets
Loans receivable	476	—	39	—
Trade and other receivables	9,411	—	—	—
Cash and cash equivalents	17,057	1,078	26	95
	26,944	1,078	65	95
Liabilities
Lease liabilities	(1,053)	—	(134)	—
Trade and other payables	(8,017)	—	(614)	(33)
	(9,070)	—	(748)	(33)
Net exposure	17,874	1,078	(683)	62

December 31, 2021	Euro	Russian Ruble
Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

Schedule of sensitivity analysis

	Strengthening of	Weakening of US$
June 30, 2023	US$ by 10%	by 10%
Euro	(2,644)	2,644
Russian Ruble	(9)	9
Armenian Dram	223	(223)
Kazakhstani Tenge	5	(5)
	(2,425)	2,425

	Strengthening of	Weakening of US$
December 31, 2022	US$ by 10%	by 10%
Euro	(1,787)	1,787
Russian Ruble	(108)	108
Armenian Dram	68	(68)
Kazakhstani Tenge	(6)	6
	(1,833)	1,833

	Strengthening of US$	Weakening of US$ by
December 31, 2022	by 10%	10%
Euro	(1,787)	1,787
Russian Ruble	(108)	108
Armenian Dram	68	(68)
Kazakhstani Tenge	(6)	6
	(1,833)	1,833

	Strengthening of US$	Weakening of US$
December 31, 2021	by 10%	by 10%
Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option	Other non-current
	obligation (Note 4)	liability (Note 4)	liabilities
Balance at January 1, 2022	22,029	—	—
Purchase	—	14,180	16,194
Net change in fair value	(4,764)	(294)	(7,123)
Balance at June 30, 2022	17,265	13,886	9,071

	Share warrant	Put option	Other non-current
	obligation (Note 4)	liability (Note 4)	liabilities
Balance at January 1, 2023	13,035	27,475	577
Net change in fair value	(10,605)	770	(507)
Balance at June 30, 2023	2,430	28,245	70

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2021 (August, 2021 for Share warrant obligation)	32,109	—	—

Net change in fair value	(10,080)	—	—
Balance at December 31, 2021	22,029	—	—

Balance at January 1, 2022	22,029	—	—
Initial recognition	—	23,309	2,555

Net change in fair value	(8,994)	3,800	(1,978)
Gain included in finance cost
Net change in fair value	—	366	—
Balance at December 31, 2022	13,035	27,475	577

Schedule of reconciliation from the opening balances to the closing balances for financial assets based on Level 3 fair values

Other non-current assets
Balance at January 1, 2022	107
Purchases	11,067
Net change in fair value	(5,013)
Balance at June 30, 2022	6,161

Other
non-current
current assets
Balance at January 1, 2022
Purchases	4,422
Net change in fair value	(4,422)
Balance at December 31, 2022	—